Trade and other receivables - Carrying amounts of trade and other receivables (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Trade And Other Receivable [Line Items]
Trade receivables	R 231,355	R 211,619
Pre-payments	27,240	24,772
Sundry debtors	27,811	24,185
Trade and other current receivables	286,406	260,576
Cost
Disclosure Of Trade And Other Receivable [Line Items]
Trade receivables	248,878	220,402
Provision for impairment
Disclosure Of Trade And Other Receivable [Line Items]
Trade receivables	(17,523)	(8,783)
Sundry debtors	0	(4,563)
Trade and other current receivables	R (17,523)	R (13,346)	R (12,438)